Other Financial Liabilities - Summary of bank loans by currencies and maturities (Details) - Undiscounted Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	$ 122,963
Non-Current bank loan, Maturities	207,113
Bank Loans [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	1,177,295	$ 739,789
Non-Current bank loan, Maturities	$ 418,579	$ 656,778
Bank Loans [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	0.94%	3.33%
Current bank loan, Maturities	$ 326,306	$ 353,811
Bank Loans [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	2.59%
Current bank loan, Maturities	$ 25,201
Bank Loans [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	2.71%	4.10%
Current bank loan, Maturities	$ 172,234	$ 939
Non-Current bank loan, Maturities	$ 88,062	$ 23,080
Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.62%	5.61%
Current bank loan, Maturities	$ 128,022	$ 36,352
Non-Current bank loan, Maturities	$ 71,092	$ 15,887
Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	2.91%	4.40%
Current bank loan, Maturities	$ 402,569	$ 304,660
Non-Current bank loan, Maturities	$ 52,312	$ 374,893
Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.80%	6.56%
Current bank loan, Maturities		$ 44,027
Non-Current bank loan, Maturities		$ 242,918
Bank Loans [Member] | Argentina | Argentine peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		0.00%
One to three months [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	$ 10,496
One to three months [Member] | Bank Loans [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	485,308	$ 22,603
One to three months [Member] | Bank Loans [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	175,940	2,859
One to three months [Member] | Bank Loans [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	151
One to three months [Member] | Bank Loans [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	1,102	235
One to three months [Member] | Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	2,746	2,221
One to three months [Member] | Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	294,873	6,217
One to three months [Member] | Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities		11,071
Three to twelve months [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	112,467
Three to twelve months [Member] | Bank Loans [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	691,987	717,186
Three to twelve months [Member] | Bank Loans [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	150,366	350,952
Three to twelve months [Member] | Bank Loans [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	25,050
Three to twelve months [Member] | Bank Loans [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	171,132	704
Three to twelve months [Member] | Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	125,276	34,131
Three to twelve months [Member] | Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	107,696	298,443
Three to twelve months [Member] | Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities		32,956
One to two years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	143,573
One to two years | Bank Loans [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	256,879	392,807
One to two years | Bank Loans [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	48,505	23,080
One to two years | Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	15,435	8,228
One to two years | Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	49,366	322,374
One to two years | Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities		39,125
Two to three years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	18,697
Two to three years | Bank Loans [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	81,725	183,361
Two to three years | Bank Loans [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	39,557
Two to three years | Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	23,344	3,875
Two to three years | Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	127	49,552
Two to three years | Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities		129,934
Three to four years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	11,953
Three to four years | Bank Loans [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	35,976	23,564
Three to four years | Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	21,204	1,200
Three to four years | Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	2,819	140
Three to four years | Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities		22,224
Four to five years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	10,476
Four to five years | Bank Loans [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	21,251	17,643
Four to five years | Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	10,775	1,145
Four to five years | Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities		2,827
Four to five years | Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities		13,671
More than five years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	22,414
More than five years | Bank Loans [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	22,748	39,403
More than five years | Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	$ 334	1,439
More than five years | Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities		$ 37,964